Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond-Debenture Fund

For the period ended March 31, 2021

Schedule of Investments (unaudited)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.54%

ASSET-BACKED SECURITIES 5.37%

Automobiles 0.17%
ACC Trust 2018-1 C†	6.81%		2/21/2023	$734	$736,286
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	5,750	6,188,911
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%		11/15/2021	1,574	1,577,326
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	29,547	29,560,503
Total					38,063,026

Credit Cards 0.19%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297	41,918,672

Other 5.01%
AMMC CLO XII Ltd. 2013-12A DR†	2.895% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	3,859	3,617,222
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.918% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	3,440	3,444,284
AMMC CLO XIII Ltd. 2013-13A B1LR†	3.818% (3 Mo. LIBOR + 3.60%)	#	7/24/2029	5,000	4,987,457
Apex Credit CLO LLC 2017-2A B†	2.037% (3 Mo. LIBOR + 1.85%)	#	9/20/2029	7,197	7,206,778
Apex Credit CLO Ltd. 2016-1A AS1R†	1.513% (3 Mo. LIBOR + 1.30%)	#	10/27/2028	4,895	4,897,645
Apidos CLO XXIII 2015-23A AR†	1.461% (3 Mo. LIBOR + 1.22%)	#	4/15/2033	4,000	4,004,786
Apidos CLO XXXV 2021-35A D†	Zero Coupon	#(a)	4/20/2034	12,070	12,070,000
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	28,832	29,736,480
Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	5,751	6,072,886
Ares XLII Clo Ltd. 2017-42A D†	3.672% (3 Mo. LIBOR + 3.45%)	#	1/22/2028	6,250	6,203,205
Avery Point VI CLO Ltd. 2015-6A CR2†	1.963% (3 Mo. LIBOR + 1.80%)	#	8/5/2027	7,000	6,991,317
Babson CLO Ltd. 2016-1A DR†	3.268% (3 Mo. LIBOR + 3.05%)	#	7/23/2030	3,000	2,969,389
Bain Capital Credit CLO 2019-2A D†	4.123% (3 Mo. LIBOR + 3.90%)	#	10/17/2032	4,740	4,747,565

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. 2017-2A BR†	2.018% (3 Mo. LIBOR + 1.80%)	#	7/25/2030	$7,000	$7,002,650
Battalion CLO VII Ltd. 2014-7A CRR†	3.153% (3 Mo. LIBOR + 2.93%)	#	7/17/2028	1,831	1,821,277
Battalion CLO XV Ltd. 2019-16A B†	2.224% (3 Mo. LIBOR + 2.00%)	#	12/19/2032	23,286	23,363,546
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.241% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,922	7,947,996
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.013% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	17,280	17,279,698
Carlyle US CLO Ltd. 2019-4A B†	2.941% (3 Mo. LIBOR + 2.70%)	#	1/15/2033	15,609	15,687,128
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	13,250	13,249,991
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%)	#	4/15/2034	17,030	17,029,896
Cedar Funding Ltd. CEDF 2017-8A D	3.473%		10/17/2030	4,395	4,330,355
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.824% (3 Mo. LIBOR + 1.60%)	#	10/20/2028	2,600	2,600,576
Cedar Funding VI CLO Ltd. 2016-6A DR†	3.224% (3 Mo. LIBOR + 3.00%)	#	10/20/2028	7,699	7,700,458
CIFC Funding Ltd. 2013-2A A2LR†	1.826% (3 Mo. LIBOR + 1.60%)	#	10/18/2030	11,000	11,006,210
CIFC Funding Ltd. 2021-1A C†	1.936% (3 Mo. LIBOR + 1.80%)	#	4/25/2033	10,410	10,408,367
CIFC Funding Ltd. 2021-1A D†	3.086% (3 Mo. LIBOR + 2.95%)	#	4/25/2033	16,080	16,087,119
Dryden 61 Clo Ltd. 2018-61A CR†	Zero Coupon	#(a)	1/17/2032	17,060	17,062,808
Dryden 61 Clo Ltd. 2018-61A DR†	Zero Coupon	#(a)	1/17/2032	20,190	20,195,574
Eaton Vance CLO Ltd. 2013-1A B3R†	2.31% (3 Mo. LIBOR + 2.15%)	#	1/15/2034	8,510	8,562,273
Eaton Vance CLO Ltd. 2013-1A C3R†	3.56% (3 Mo. LIBOR + 3.40%)	#	1/15/2034	14,190	14,240,765
Elmwood CLO VIII Ltd. 2021-1A C1†	2.066% (3 Mo. LIBOR + 1.95%)	#	1/20/2034	18,920	18,920,214
Elmwood CLO VIII Ltd. 2021-1A D1†	3.116% (3 Mo. LIBOR + 3.00%)	#	1/20/2034	14,190	14,190,123

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.244% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	$5,311	$5,313,074
Greywolf CLO III Ltd. 2020-3RA A1R†	1.512% (3 Mo. LIBOR + 1.29%)	#	4/15/2033	20,101	20,162,582
Greywolf CLO VII Ltd. 2018-2A A1†	1.404% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	10,000	10,005,000
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	5,476	5,415,995
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.923% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,320	9,325,717
Harbor Park CLO Ltd. 2018-1A D†	3.124% (3 Mo. LIBOR + 2.90%)	#	1/20/2031	4,560	4,481,355
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,325	39,414,513
Jamestown CLO VII Ltd. 2015-7A BR†	1.868% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	12,548	12,392,412
Kayne CLO 10 Ltd. 2021-10A C†	Zero Coupon	#(a)	4/23/2034	6,630	6,630,052
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	6,630	6,630,029
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	38,000	38,097,554
Kayne CLO Ltd. 2018 1A DR†	2.818% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	7,340	7,196,226
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	47,944	48,146,468
KKR CLO 29 Ltd-29A C†	Zero Coupon	#(a)	1/15/2032	6,150	6,110,366
KKR CLO 9 Ltd. 9 B1R†	1.991% (3 Mo. LIBOR + 1.75%)	#	7/15/2030	6,340	6,348,135
KKR CLO Ltd. 18 D†	3.826% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	7,110	7,078,146
KVK CLO Ltd. 2013-A BR†	1.684% (3 Mo. LIBOR + 1.45%)	#	1/14/2028	3,567	3,573,960
Madison Park Funding XI Ltd. 2013-11A BR2†	Zero Coupon	#(a)	7/23/2029	16,590	16,590,000
Madison Park Funding XVII Ltd. 2015-17A CR2†	2.068% (3 Mo. LIBOR + 1.90%)	#	7/21/2030	9,000	8,982,048
Marble Point CLO XVII Ltd. 2020-1A A†	1.524% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	29,415	29,421,355
Marble Point CLO XVII Ltd. 2020-1A B†	1.994% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348	9,376,137

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	$46,827	$46,746,687
Mountain View CLO 2017-1A BR†	1.973% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	11,046	11,073,909
Mountain View CLO LLC 2016-1A DR†	3.934% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	9,470	9,471,383
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%)	#	10/13/2027	13,725	13,688,708
Mountain View Clo XIV Ltd. 2019-1A D†	4.291% (3 Mo. LIBOR + 3.79%)	#	4/15/2029	3,000	2,988,830
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.563% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	12,300	12,363,971
Newark BSL CLO 2 Ltd. 2017-1A CR†	3.334% (3 Mo. LIBOR + 3.15%)	#	7/25/2030	21,000	20,987,184
OCP CLO Ltd. 2019-16A DR†	Zero Coupon	#(a)	4/10/2033	8,300	8,300,000
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%)	#	1/24/2033	15,000	15,035,758
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.732% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	35,000	35,170,061
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.944% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	16,100	15,790,426
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%)	#	1/18/2034	14,190	14,192,224
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%)	#	1/18/2034	11,450	11,450,962
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	28,012	29,662,394
OZLM Funding III Ltd. 2013-3A A2AR†	2.172% (3 Mo. LIBOR + 1.95%)	#	1/22/2029	15,000	15,009,932
Palmer Square CLO Ltd. 2021-1A B†	Zero Coupon	#(a)	4/20/2034	6,630	6,630,000
Palmer Square CLO Ltd. 2021-1A C†	Zero Coupon	#(a)	4/20/2034	8,990	8,990,000
Parallel Ltd. 2017-1A A1R†	1.254% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	5,000	5,009,406
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,588	17,671,484
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	21,985	22,532,080

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	$14,052	$13,512,411
Regatta VI Funding Ltd. 2016-1A DR†	2.924% (3 Mo. LIBOR + 2.70%)	#	7/20/2028	2,216	2,192,622
Regatta XVI Funding Ltd. 2019-2A B†	2.291% (3 Mo. LIBOR + 2.05%)	#	1/15/2033	31,200	31,322,064
Regatta XVIII Funding Ltd. 2021-1A B†	Zero Coupon	#(a)	1/15/2034	18,940	18,940,330
Regatta XVIII Funding Ltd. 2021-1A D†	Zero Coupon	#(a)	1/15/2034	18,940	18,940,551
Signal Peak CLO 4 Ltd. 2017-4A D†	3.265% (3 Mo. LIBOR + 3.05%)	#	10/26/2029	6,254	6,225,623
Sound Point CLO XI Ltd. 2016-1A DR†	3.174% (3 Mo. LIBOR + 2.95%)	#	7/20/2028	6,840	6,741,401
TCI-Flatiron Clo Ltd. 2018-1A BR†	1.544% (3 Mo. LIBOR + 1.40%)	#	1/29/2032	4,500	4,464,039
TCI-Flatiron Clo Ltd. 2018-1A CR†	1.894% (3 Mo. LIBOR + 1.75%)	#	1/29/2032	7,500	7,422,056
TCI-Flatiron Clo Ltd. 2018-1A DR†	2.894% (3 Mo. LIBOR + 2.75%)	#	1/29/2032	7,000	6,878,922
TCW CLO AMR Ltd. 2019-1A C†	2.087% (3 Mo. LIBOR + 1.75%)	#	2/15/2029	16,090	16,062,040
TCW CLO AMR Ltd. 2019-1A D†	3.184% (3 Mo. LIBOR + 2.99%)	#	2/15/2029	3,000	2,971,506
THL Credit Wind River CLO Ltd. 2017-1A B†	1.923% (3 Mo. LIBOR + 1.70%)	#	4/18/2029	9,200	9,211,468
THL Credit Wind River CLO Ltd. 2018-3A D†	3.174% (3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,264	1,238,675
THL Credit Wind River CLO Ltd. 2019-1A D†	4.154% (3 Mo. LIBOR + 3.93%)	#	4/20/2031	3,000	3,007,418
West CLO Ltd. 2014-2A BR†	1.973% (3 Mo. LIBOR + 1.75%)	#	1/16/2027	4,541	4,530,795
Total					1,122,754,482
Total Asset-Backed Securities (cost $1,200,080,210)					1,202,736,180

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Shares (000)	Fair Value
COMMON STOCKS 8.70%

Advertising 0.16%
Snap, Inc. Class A*	677	$35,403,520

Air Transportation 0.59%
Hawaiian Holdings, Inc.	2,407	64,191,890
JetBlue Airways Corp.*	3,300	67,129,749
Total		131,321,639

Auto Parts & Equipment 0.02%
Chassix Holdings, Inc.	607	4,552,928

Banking 0.88%
East West Bancorp, Inc.	437	32,269,935
Goldman Sachs Group, Inc. (The)	100	32,637,216
OneMain Holdings, Inc.	832	44,685,317
Signature Bank/New York NY	102	23,117,368
South State Corp.	408	32,050,687
SVB Financial Group*	67	32,988,336
Total		197,748,859

Beverages 0.53%
Boston Beer Co., Inc. (The) Class A*	80	96,325,077
Constellation Brands, Inc. Class A	94	21,349,464
Total		117,674,541

Building & Construction 0.10%
NVR, Inc.*	5	23,173,065

Building Materials 0.20%
Valmont Industries, Inc.	189	45,033,712

Chemicals 0.22%
Celanese Corp.	152	22,729,772
Scotts Miracle-Gro Co. (The)	110	27,015,292
Total		49,745,064

Diversified Capital Goods 0.12%
Trane Technologies plc (Ireland)(b)	134	22,249,608
UTEX Industries, Inc.	114	4,781,280
Total		27,030,888

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

	Shares	Fair
Investments	(000)	Value
Electronics 0.22%
Cognex Corp.	288	$23,863,775
Trimble, Inc.*	313	24,311,553
Total		48,175,328

Energy: Exploration & Production 0.79%
Continental Resources, Inc.	3,397	87,885,460
Diamondback Energy, Inc.	304	22,365,359
PDC Energy, Inc.*	1,960	67,418,909
Total		177,669,728

Environmental 0.21%
Tetra Tech, Inc.	340	46,150,636

Hotels 0.10%
Marriott Vacations Worldwide Corp.	133	23,108,809

Machinery 0.32%
Generac Holdings, Inc.*	82	26,813,243
Toro Co. (The)	434	44,747,186
Total		71,560,429

Media: Content 0.05%
ROBLOX Corp.*(c)	169	10,943,563

Media: Diversified 0.44%
Lyft, Inc. Class A*	379	23,952,739
Walt Disney Co. (The)*	401	73,933,658
Total		97,886,397

Metals/Mining (Excluding Steel) 0.32%
Freeport-McMoRan, Inc.*	1,303	42,897,878
MMC Norilsk Nickel PJSC ADR	931	29,028,331
Total		71,926,209

Personal & Household Products 0.45%
Estee Lauder Cos., Inc. (The) Class A	190	55,371,732
Gibson Brands, Inc.	107	12,560,985	(d)
Pola Orbis Holdings, Inc.(e)	JPY 1,388	33,384,966
Remington Outdoor Co., Inc.	164	–	(f)(g)
Revlon, Inc. Class A	1,798	436,119
Total		101,753,802

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2021

	Shares	Fair
Investments	(000)	Value
Real Estate Investment Trusts 0.34%
CBRE Group, Inc. Class A*	436	$34,509,285
Douglas Emmett, Inc.	1,327	41,682,746
Total		76,192,031

Recreation & Travel 0.10%
Royal Caribbean Cruises Ltd.	271	23,241,574

Restaurants 0.77%
McDonald’s Corp.	99	22,108,273
Shake Shack, Inc. Class A*	1,334	150,437,999
Total		172,546,272

Software/Services 0.67%
Airbnb, Inc. Class A*	416	78,237,355
Alliance Data Systems Corp.	638	71,484,052
Total		149,721,407

Specialty Retail 0.73%
AutoZone, Inc.*	17	23,984,040
Claires Holdings LLC	15	3,791,093
Deckers Outdoor Corp.*	68	22,355,556
Five Below, Inc.*	236	44,956,802
Lowe’s Cos., Inc.	120	22,832,440
Tractor Supply Co.	134	23,811,594
Ulta Beauty, Inc.*	69	21,442,176
Total		163,173,701

Support: Services 0.15%
TopBuild Corp.*	162	33,932,058

Transportation: Infrastructure/Services 0.00%
ACBL Holdings Corp.	45	897,940	(d)

Trucking & Delivery 0.22%
AMERCO	39	23,914,066
Old Dominion Freight Line, Inc.	104	25,030,768
Total		48,944,834
Total Common Stocks (cost $1,728,280,131)		1,949,508,934

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.17%

Automakers
Tesla, Inc. (cost $36,206,325)	2.00%		5/15/2024	$3,413	$36,681,217

FLOATING RATE LOANS(h) 6.70%

Aerospace/Defense 0.17%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%)		3/6/2024	8,103	7,954,245
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	12,694	7,870,073	(i)
TransDigm, Inc. 2020 Term Loan F	–	(j)	12/9/2025	22,550	22,113,443
Total					37,937,761

Air Transportation 0.31%
American Airlines, Inc. 2017 Incremental Term Loan	2.106% (1 Mo. LIBOR + 2.00%)		12/15/2023	33,635	32,228,992
American Airlines, Inc. Repriced TL B due 2023	2.109% (1 Mo. LIBOR + 2.00%)		4/28/2023	21,261	20,327,846
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%)		6/17/2024	16,881	17,314,079
Total					69,870,917

Auto Parts & Equipment 0.08%
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		1/31/2028	16,700	16,685,328

Beverages 0.09%
Triton Water Holdings, Inc Term Loan (Spain)(b)	–	(j)	3/18/2028	21,104	21,049,112

Cable & Satellite Television 0.26%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR +3.25%)		11/30/2027	9,751	9,749,979
Charter Communications Operating, LLC 2019 Term Loan B2	1.86% (1 Mo. LIBOR + 1.75%)		2/1/2027	16,743	16,682,955
Virgin Media Bristol LLC USD Term Loan N	–	(j)	1/31/2028	32,556	32,309,758
Total					58,742,692

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.29%
Illuminate Buyer, LLC 2021 Term Loan	3.609% (1 Mo. LIBOR + 3.50%)		6/30/2027	$17,486	$17,431,505
Messer Industries GmbH 2018 USD Term Loan	–	(j)	3/1/2026	22,034	21,893,333
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	2.86% (1 Mo. LIBOR + 2.75%)		10/1/2025	24,799	24,454,943
Total					63,779,781

Consumer/Commercial/Lease Financing 0.10%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	–	(j)	6/15/2025	22,371	22,097,342

Diversified Capital Goods 0.01%
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		11/1/2024	1,159	1,169,203
UTEX Industries Inc. 2020 Second Out Term Loan	5.25% (1 Mo. LIBOR + 5.25%)		12/3/2025	720	704,183
Total					1,873,386

Electric: Generation 0.10%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		10/1/2027	18,294	18,253,219
Frontera Generation Holdings LLC 2018 Term Loan B	4.44% (3 Mo. LIBOR + 4.25%)		5/2/2025	18,436	1,336,635
Frontera Generation Holdings LLC 2021 DIP Term Loan	13.11% - 14.00% (1 Mo. LIBOR + 13.00%)		11/5/2021	1,786	1,857,909	(i)
Total					21,447,763

Electric: Integrated 0.10%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		12/10/2027	23,021	23,074,443

Food: Wholesale 0.10%
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		10/20/2027	10,810	10,818,121

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.109% (1 Mo. LIBOR + 2.00%)		5/1/2026	$12,482	$12,425,703
Total					23,243,824

Gaming 0.06%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%)		10/15/2025	14,442	14,407,293

Gas Distribution 0.13%
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(b)	–	(j)	10/1/2025	29,209	28,855,588

Health Facilities 0.25%
Heartland Dental, LLC 2018 1st Lien Term Loan	–	(j)	4/30/2025	22,243	21,924,349
Select Medical Corporation 2017 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%)		3/6/2025	33,463	33,338,582
Total					55,262,931

Health Services 0.71%
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		1/8/2027	18,866	18,901,590
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		10/2/2025	26,988	26,944,044
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(k)	0.50% (3 Mo. LIBOR + .05%)		2/18/2028	3,342	3,325,319
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		2/18/2028	30,378	30,230,174
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%)		2/18/2028	1,013	1,007,673
Parexel International Corporation Term Loan B	2.859% (1 Mo. LIBOR + 2.75%)		9/27/2024	17,041	16,861,994

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.859% (1 Mo. LIBOR + 3.75%)		11/16/2025	$37,872	$37,840,145
U.S. Renal Care, Inc. 2019 Term Loan B	5.109% (1 Mo. LIBOR + 5.00%)		6/26/2026	24,954	24,840,948
Total					159,951,887

Hotels 0.14%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(b)	–	(j)	11/30/2023	31,051	31,009,904

Insurance Brokerage 0.07%
Hub International Limited 2018 Term Loan B	3.215% (3 Mo. LIBOR + 3.00%)		4/25/2025	16,787	16,575,615

Investments & Miscellaneous Financial Services 0.16%
Hudson River Trading LLC 2021 Term Loan	3.14% (3 Mo. LIBOR + 3.00%)		3/17/2028	36,178	35,906,196	(i)

Machinery 0.10%
Vertical Midco GmbH USD Term Loan B (Germany)(b)	4.478% (6 Mo. LIBOR + 4.25%)		7/30/2027	22,522	22,605,249

Media: Content 0.09%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	–	(j)	1/17/2024	20,672	20,581,391

Personal & Household Products 0.31%
Coty Inc. 2018 USD Term Loan B	2.354% (3 Mo. LIBOR + 2.25%)		4/7/2025	31,438	30,305,228
FGI Operating Company, LLC Exit Term Loan	10.203% (3 Mo. LIBOR + 10.00%)		5/16/2022	1,069	235,156	(i)
Revlon Consumer Products Corporation 2020 Term Loan B2	3.676% (3 Mo. LIBOR + 3.50%)		6/30/2025	25,550	18,651,717
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		9/25/2024	19,335	19,377,677
Total					68,569,778

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Rail 0.10%
Genesee & Wyoming Inc. (New) Term Loan	2.203% (3 Mo. LIBOR + 2.00%)		12/30/2026	$23,177	$23,129,540

Recreation & Travel 0.25%
Alterra Mountain Company Term Loan B1	2.859% (1 Mo. LIBOR + 2.75%)		7/31/2024	18,855	18,572,567
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50% (1 Mo. LIBOR + 2.50%)		2/1/2024	16,211	16,082,808
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	3.453% (3 Mo. LIBOR + 3.25%)		11/12/2026	2,487	2,407,954
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	3.453% (3 Mo. LIBOR + 3.25%)		11/12/2026	18,818	18,221,497
Total					55,284,826

Restaurants 0.39%
IRB Holding Corp 2020 Term Loan B	2.953% (3 Mo. LIBOR +2.75%) (6 Mo. LIBOR +2.75%)		2/5/2025	29,008	28,813,448
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%)		7/18/2022	31,874	31,295,808
Zaxby’s Operating Company LLC 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		12/28/2027	26,635	26,654,518
Total					86,763,774

Software/Services 0.87%
Cornerstone OnDemand, Inc. Term Loan B	4.361% (1 Mo. LIBOR + 4.25%)		4/22/2027	14,613	14,645,386
LogMeIn, Inc. Term Loan B	4.854% (1 Mo. LIBOR + 4.75%)		8/31/2027	64,685	64,594,503
Omnitracs, Inc. 2020 Incremental Term Loan	4.358% (1 Mo. LIBOR + 4.25%)		3/23/2025	18,190	18,106,610
Peraton Holding Corp Delayed Draw Term Loan B(k)	–	(j)	2/1/2028	17,023	17,051,241
Peraton Holding Corp Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		2/1/2028	9,673	9,688,718

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
RealPage, Inc Term Loan	–	(j)	2/17/2028		$25,085	$25,000,919
Tibco Software Inc. 2020 Term Loan B3	3.86% (1 Mo. LIBOR + 3.75%)		6/30/2026		29,653	29,338,167
Ultimate Software Group Inc.
(The) Term Loan B	3.859% (1 Mo. LIBOR + 3.75%)		5/4/2026		16,018	16,023,596
Total						194,449,140

Specialty Retail 0.50%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.106% (1 Mo. LIBOR + 2.00%)		2/3/2024		15,055	15,064,176
Claire’s Stores, Inc. 2019 Term Loan B	6.609% (1 Mo. LIBOR + 6.50%)		12/18/2026		11,646	11,092,592
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (1 Mo. LIBOR + 3.25%)		2/3/2028		12,047	11,952,004
Harbor Freight Tools USA, Inc. 2020 Term Loan B	3.75% (1 Mo. LIBOR + 3.00%)		10/19/2027		15,105	15,108,747
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%)		12/28/2027		13,192	13,137,507
Petco Animal Supplies, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		2/24/2028		28,554	28,487,473
Winterfell Financing Sarl EUR Term Loan B(e)	–	(j)	2/18/2028	EUR	14,427	16,827,026
Total						111,669,525

Support: Services 0.66%
Avis Budget Car Rental, LLC 2020 Term Loan B	2.37% (1 Mo. LIBOR + 2.25%)		8/6/2027		$10,490	10,260,511
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%)		4/10/2026		20,018	20,355,107
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.357% (1 Mo. LIBOR + 3.25%)		10/20/2025		29,098	28,313,903
Pike Corporation 2021 Incremental Term Loan B	3.13% (1 Mo. LIBOR + 3.00%)		1/21/2028		10,827	10,813,238

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		2/17/2028		$8,432	$8,491,261
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		12/17/2027		21,776	22,034,712
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)		2/6/2024		22,554	21,039,711
Trans Union, LLC 2019 Term Loan B5	1.859% (1 Mo. LIBOR + 1.75%)		11/16/2026		11,441	11,375,021
WEX Inc. 2021 Term Loan	–	(j)	3/18/2028		15,845	15,815,463
Total						148,498,927

Technology Hardware & Equipment 0.11%
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		12/1/2027		24,138	24,142,320

Theaters & Entertainment 0.19%
AMC Entertainment Holdings, Inc.
2019 Term Loan B	–	(j)	4/22/2026		49,858	43,275,448
Total Floating Rate Loans (cost $1,499,508,628)						1,500,741,681

FOREIGN GOVERNMENT OBLIGATIONS 2.32%

Angola 0.25%
Republic of Angola†(b)	9.125%		11/26/2049		31,472	29,356,295
Republic of Angola†(b)	9.375%		5/8/2048		27,128	25,647,354
Total						55,003,649

Argentina 0.03%
Province of Santa Fe†(b)	6.90%		11/1/2027		9,594	6,619,956

Australia 0.13%
Australian Government(e)	4.25%		4/21/2026	AUD	33,642	29,994,608

Bermuda 0.12%
Bermuda Government International Bond†	2.375%		8/20/2030		$14,545	14,290,463
Bermuda Government International Bond†	3.375%		8/20/2050		12,887	12,528,741
Total						26,819,204

Egypt 0.22%
Arab Republic of Egypt†(b)	5.577%		2/21/2023		47,734	49,796,347

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ghana 0.16%
Republic of Ghana†(b)	6.375%	2/11/2027		$37,965	$36,784,630

Honduras 0.08%
Honduras Government†(b)	5.625%	6/24/2030		16,925	17,771,250

Ivory Coast 0.14%
Ivory Coast Government International Bond†(e)	5.875%	10/17/2031	EUR	24,313	30,175,522

Kenya 0.32%
Republic of Kenya†(b)	7.25%	2/28/2028		$40,576	42,897,150
Republic of Kenya†(b)	8.25%	2/28/2048		27,972	28,913,258
Total					71,810,408

Mongolia 0.24%
Development Bank of Mongolia LLC†(b)	7.25%	10/23/2023		31,219	33,904,471
Republic of Mongolia†(b)	5.125%	4/7/2026		19,014	20,390,595
Total					54,295,066

Nigeria 0.18%
Republic of Nigeria†(b)	6.50%	11/28/2027		37,862	39,156,880

Sri Lanka 0.09%
Republic of Sri Lanka†(b)	5.875%	7/25/2022		26,259	20,678,963

Turkey 0.13%
Turkey Government International Bond(b)	4.75%	1/26/2026		31,500	29,409,818

United Arab Emirates 0.23%
Abu Dhabi Government International†(b)	3.125%	5/3/2026		47,836	51,989,791
Total Foreign Government Obligations (cost $499,862,195)					520,306,092

HIGH YIELD CORPORATE BONDS 68.13%

Advertising 0.39%
Arches Buyer, Inc.†	4.25%	6/1/2028		23,790	23,791,784
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		15,940	15,794,548
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		18,997	19,129,979
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024		4,791	4,993,060
Match Group Holdings II LLC†	5.00%	12/15/2027		22,260	23,396,596
Total					87,105,967

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 1.28%
Carrier Global Corp.	2.70%	2/15/2031	$25,447	$25,483,217
Leidos, Inc.†	3.625%	5/15/2025	18,230	19,802,301
Raytheon Technologies Corp.	4.125%	11/16/2028	31,099	35,044,110
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	36,875	37,561,244
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	12,859	13,148,328
TransDigm, Inc.	5.50%	11/15/2027	93,082	96,491,594
TransDigm, Inc.†	6.25%	3/15/2026	36,017	38,230,425
TransDigm, Inc.	6.375%	6/15/2026	19,375	20,065,234
Total				285,826,453

Agency 0.26%
TC Ziraat Bankasi AS (Turkey)†(b)	5.375%	3/2/2026	31,802	29,574,683
Temasek Financial I Ltd. (Singapore)†(b)	2.50%	10/6/2070	32,855	28,799,672
Total				58,374,355

Air Transportation 1.65%
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	24,483	26,871,347
American Airlines Group, Inc.†	5.00%	6/1/2022	34,394	33,835,097
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	31,026	33,039,587
Azul Investments LLP†	5.875%	10/26/2024	45,566	40,238,195
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%	11/15/2032	10,067	10,585,294
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024	22,520	23,367,419
Delta Air Lines, Inc.†	7.00%	5/1/2025	44,594	51,407,362
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	21,947	23,440,061
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,268	31,851,568
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	21,092	22,438,960
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028	12,974	12,732,105
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	36,232	39,764,620
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	19,015	21,123,267
Total				370,694,882

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Loans 0.46%
Ford Motor Co.	4.75%		1/15/2043			$41,843	$42,204,942
Ford Motor Credit Co. LLC	4.00%		11/13/2030			15,567	15,461,767
General Motors Financial Co., Inc.	5.25%		3/1/2026			24,966	28,618,500
Mclaren Finance plc(e)	5.00%		8/1/2022		GBP	12,283	16,581,273
Total							102,866,482

Auto Parts & Equipment 0.73%
Adient Global Holdings Ltd.†	4.875%		8/15/2026			$19,500	20,179,185
Adient US LLC†	7.00%		5/15/2026			270	287,991
Allison Transmission, Inc.†	3.75%		1/30/2031			44,553	43,244,256
Antofagasta plc (Chile)†(b)	2.375%		10/14/2030			19,294	18,899,341
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027			25,080	27,033,732
Lear Corp.	3.80%		9/15/2027			19,516	21,266,557
Lear Corp.	4.25%		5/15/2029			17,051	18,922,430
Magna International, Inc. (Canada)(b)	2.45%		6/15/2030			13,525	13,624,619
Total							163,458,111

Automakers 1.70%
BMW US Capital LLC†	4.15%		4/9/2030			32,668	37,273,833
Ford Motor Co.	5.291%		12/8/2046			7,709	8,118,695
Ford Motor Co.	6.625%		10/1/2028			6,986	8,034,878
Ford Motor Co.	7.45%		7/16/2031			3,889	4,910,660
Ford Motor Co.	9.00%		4/22/2025			77,761	94,277,436
Ford Motor Co.	9.625%		4/22/2030			22,491	31,423,188
General Motors Co.	6.125%		10/1/2025			22,600	26,601,671
Mclaren Finance plc. (United Kingdom)†(b)	5.75%		8/1/2022			7,682	7,547,565
Tesla, Inc.†	5.30%		8/15/2025			111,041	115,354,943
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025			25,463	27,361,000
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030			17,706	19,243,142
Total							380,147,011

Banking 4.35%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025			31,461	35,270,833
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025			16,837	18,315,902
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023			11,394	12,463,156
Ally Financial, Inc.	8.00%		11/1/2031			27,043	37,705,831
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75% (USD Swap + 5.17%)	#	–	(l)		19,074	22,266,701

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	2.375%		9/14/2025		$21,476	$21,967,586
Bangkok Bank pcl (Hong Kong)†(b)	5.00% (5 Yr Treasury CMT + 4.73%)	#	–	(l)	34,604	36,496,147
Bank of America Corp.	4.45%		3/3/2026		19,634	22,083,705
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023		31,384	34,202,616
BankUnited, Inc.	4.875%		11/17/2025		24,313	27,404,394
BBVA USA	3.875%		4/10/2025		26,897	29,403,696
CIT Bank NA	2.969% (SOFR + 1.72%)	#	9/27/2025		16,827	17,720,934
CIT Group, Inc.	6.125%		3/9/2028		49,745	59,746,730
Citigroup, Inc.	4.45%		9/29/2027		13,296	15,018,505
Credit Suisse Group AG (Switzerland)†(b)	5.10% (5 Yr Treasury CMT + 3.29%)	#	–	(l)	28,486	27,531,719
Fifth Third Bancorp	8.25%		3/1/2038		8,042	12,996,857
Global Bank Corp. (Panama)†(b)	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		33,093	34,490,683
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	14,822,526
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	21,215,506
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%)	#	4/15/2027		19,481	20,018,992
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%)	#	–	(l)	15,381	15,650,168
ING Groep NV (Netherlands)(b)	5.75% (5 Yr Treasury CMT + 4.34%)	#	–	(l)	43,461	47,441,376
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		11,994	13,068,012
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	19,203,033
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%)	#	–	(l)	12,752	13,757,433
Kookmin Bank (South Korea)†(b)	1.75%		5/4/2025		22,600	22,940,231
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (5 Yr. Swap rate + 3.70%)	#	–	(l)	32,254	34,726,753
Morgan Stanley	3.125%		7/27/2026		18,976	20,433,526
Morgan Stanley	3.625%		1/20/2027		12,804	14,060,286
OneMain Finance Corp.	4.00%		9/15/2030		43,238	42,103,002
Popular, Inc.	6.125%		9/14/2023		15,922	17,253,796
SVB Financial Group	3.125%		6/5/2030		19,534	20,329,775

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
SVB Financial Group	4.10% (10 Yr Treasury CMT + 3.06%)	#	–	(l)	$21,628	$21,695,587
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	6.50%		1/8/2026		80,324	77,320,525
UniCredit SpA (Italy)†(b)	5.861% (USD Swap + 3.70%)	#	6/19/2032		27,137	30,082,507
US Bancorp	3.00%		7/30/2029		13,452	14,106,218
Washington Mutual Bank(m)	6.875%		6/15/2011		22,500	2,250	(f)
Webster Financial Corp.	4.10%		3/25/2029		27,684	29,641,488
Total						974,958,985

Beverages 0.76%
Bacardi Ltd.†	2.75%		7/15/2026		20,151	20,950,339
Bacardi Ltd.†	4.70%		5/15/2028		32,381	37,076,642
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025		15,764	17,123,645
Brown-Forman Corp.	3.50%		4/15/2025		8,956	9,703,891
Brown-Forman Corp.	4.50%		7/15/2045		18,174	22,105,446
PepsiCo, Inc.	3.60%		3/1/2024		14,292	15,524,212
Suntory Holdings Ltd. (Japan)†(b)	2.25%		10/16/2024		44,835	46,765,275
Total						169,249,450

Brokerage 0.12%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%)	#	–	(l)	23,820	26,372,789

Building & Construction 0.77%
Beazer Homes USA, Inc.	7.25%		10/15/2029		15,808	17,270,240
Century Communities, Inc.	6.75%		6/1/2027		12,974	13,828,273
D.R. Horton, Inc.	2.60%		10/15/2025		10,508	11,063,888
ITR Concession Co. LLC†	5.183%		7/15/2035		7,658	8,629,002
Lennar Corp.	4.75%		5/30/2025		8,420	9,393,562
Lennar Corp.	4.75%		11/29/2027		7,613	8,750,154
NVR, Inc.	3.00%		5/15/2030		51,660	53,061,088
PulteGroup, Inc.	6.375%		5/15/2033		27,646	35,193,911
Toll Brothers Finance Corp.	4.875%		3/15/2027		12,916	14,581,389
Total						171,771,507

Building Materials 0.75%
Allegion plc (Ireland)(b)	3.50%		10/1/2029		11,813	12,422,279
Ferguson Finance plc (United Kingdom)†(b)	3.25%		6/2/2030		30,527	32,197,922
Lennox International, Inc.	1.35%		8/1/2025		14,477	14,414,683

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)
Lennox International, Inc.	1.70%	8/1/2027		$18,081	$17,802,310
Masonite International Corp.†	5.375%	2/1/2028		15,053	16,000,436
Owens Corning, Inc.	4.30%	7/15/2047		26,681	28,968,865
Owens Corning, Inc.	4.40%	1/30/2048		15,778	17,252,554
Vertical Holdco GmbH†(e)	6.625%	7/15/2028	EUR	10,503	13,211,011
Vulcan Materials Co.	4.50%	6/15/2047		$14,595	16,569,032
Total					168,839,092

Cable & Satellite Television 1.57%
Cable One, Inc.†	4.00%	11/15/2030		26,197	25,963,192
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		58,655	62,095,116
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		42,690	44,098,770
CSC Holdings LLC†	5.50%	4/15/2027		27,834	29,263,276
CSC Holdings LLC†	5.75%	1/15/2030		23,298	24,567,741
CSC Holdings LLC†	6.50%	2/1/2029		13,352	14,778,995
DISH DBS Corp.	7.75%	7/1/2026		59,161	65,372,905
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		15,074	16,089,987
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		10,439	10,582,536
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		22,978	24,306,703
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027		33,508	34,952,027
Total					352,071,248

Chemicals 0.67%
CF Industries, Inc.†	4.50%	12/1/2026		23,920	26,950,773
Chemours Co. (The)†	5.75%	11/15/2028		21,661	22,847,806
FMC Corp.	3.45%	10/1/2029		13,468	14,229,058
Ingevity Corp.†	3.875%	11/1/2028		20,483	19,906,916
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		16,648	17,286,034
Tronox, Inc.†	4.625%	3/15/2029		19,738	19,787,345
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023		27,120	28,046,192
Total					149,054,124

Consumer/Commercial/Lease Financing 0.96%
Aviation Capital Group LLC†	1.95%	1/30/2026		9,969	9,719,476
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026		9,401	9,855,535
Nationstar Mortgage Holdings, Inc.†	5.125%	12/15/2030		15,239	15,048,513
Navient Corp.	6.125%	3/25/2024		31,847	33,817,215
Navient Corp.	6.75%	6/25/2025		33,898	36,847,126
Navient Corp.	6.75%	6/15/2026		9,624	10,450,461
OneMain Finance Corp.	5.375%	11/15/2029		6,321	6,739,766

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
OneMain Finance Corp.	7.125%		3/15/2026		$27,085	$31,272,476
Quicken Loans LLC†	5.25%		1/15/2028		15,000	15,778,125
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		23,679	22,835,436
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031		15,128	14,598,520
USAA Capital Corp.†	2.125%		5/1/2030		9,025	8,868,339
Total						215,830,988

Department Stores 0.40%
Kohl’s Corp.	5.55%		7/17/2045		31,872	36,208,488
Macy’s Retail Holdings LLC	4.50%		12/15/2034		15,385	13,684,958
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		16,290	16,735,206
Nordstrom, Inc.†(n)	4.25%		8/1/2031		22,659	22,688,188
Total						89,316,840

Discount Stores 0.89%
Amazon.com, Inc.	3.15%		8/22/2027		28,837	31,579,203
Amazon.com, Inc.	4.25%		8/22/2057		20,632	24,732,533
Amazon.com, Inc.	4.80%		12/5/2034		28,691	36,097,535
Amazon.com, Inc.	5.20%		12/3/2025		53,869	63,427,718
Costco Wholesale Corp.	1.75%		4/20/2032		22,489	21,408,422
Dollar General Corp.	3.50%		4/3/2030		19,674	21,243,292
Total						198,488,703

Diversified Capital Goods 0.62%
Dover Corp.	2.95%		11/4/2029		17,664	18,619,069
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(l)	19,737	18,676,136
Hillman Group, Inc. (The)†	6.375%		7/15/2022		16,692	16,723,298
Leggett & Platt, Inc.	4.40%		3/15/2029		31,431	35,146,192
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%		5/27/2025		13,036	14,126,583
SPX FLOW, Inc.†	5.875%		8/15/2026		14,947	15,610,273
Westinghouse Air Brake Technologies Corp.	3.45%		11/15/2026		17,989	19,406,713
Total						138,308,264

Electric: Distribution/Transportation 0.31%
Atlantic City Electric Co.	4.00%		10/15/2028		13,493	15,084,827
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%		5/2/2049		14,430	15,883,823
Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%		7/18/2029		22,988	23,317,648
Monongahela Power Co.†	3.55%		5/15/2027		13,657	14,475,690
Total						68,761,988

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 2.12%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(b)	4.625%	10/15/2039	$15,973	$16,507,064
Calpine Corp.†	3.75%	3/1/2031	22,848	21,810,701
Calpine Corp.†	4.625%	2/1/2029	39,661	38,700,807
Calpine Corp.†	5.00%	2/1/2031	21,862	21,370,105
Calpine Corp.†	5.125%	3/15/2028	19,268	19,384,861
Calpine Corp.†	5.25%	6/1/2026	7,007	7,215,458
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,966	9,336,565
DPL, Inc.	4.35%	4/15/2029	17,956	19,309,882
Greenko Solar Mauritius Ltd. (Mauritius)†(b)	5.95%	7/29/2026	11,663	12,499,820
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	49,015,859
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	20,916,375
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	29,421,956
NRG Energy, Inc.†	4.45%	6/15/2029	8,068	8,808,023
NRG Energy, Inc.†	5.25%	6/15/2029	10,740	11,516,663
NRG Energy, Inc.	5.75%	1/15/2028	52,435	55,810,503
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	15,544	16,592,797
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	10,681	10,874,593
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615	24,571,880
TerraForm Power Operating LLC†	5.00%	1/31/2028	7,569	8,181,521
Topaz Solar Farms LLC†	5.75%	9/30/2039	63,601	72,938,188
Total				474,783,621

Electric: Integrated 2.06%
AES Corp. (The)†	2.45%	1/15/2031	18,063	17,284,564
Arizona Public Service Co.	2.95%	9/15/2027	13,385	14,402,132
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	13,786	15,232,121
Black Hills Corp.	4.35%	5/1/2033	13,491	15,064,529
El Paso Electric Co.	5.00%	12/1/2044	20,062	22,659,651
Electricite de France SA (France)†(b)	3.625%	10/13/2025	13,500	14,681,873
Electricite de France SA (France)†(b)	4.50%	9/21/2028	14,507	16,547,945
Enel Finance International NV (Netherlands)†(b)	2.65%	9/10/2024	28,508	30,011,471
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	45,048	48,239,410
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	20,242,611
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,611,446
FirstEnergy Corp.	4.40%	7/15/2027	50,740	54,603,026

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Florida Power & Light Co.	2.85%	4/1/2025	$15,868	$16,951,997
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,008	12,683,450
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	26,473,574
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	16,949,949
Ohio Power Co.	4.00%	6/1/2049	13,988	15,660,263
PG&E Corp.	5.00%	7/1/2028	39,137	41,399,119
Puget Energy, Inc.	4.10%	6/15/2030	26,265	28,517,445
Union Electric Co.	2.625%	3/15/2051	17,622	15,634,133
Total				461,850,709

Electronics 1.36%
Amphenol Corp.	2.05%	3/1/2025	13,443	13,882,177
Amphenol Corp.	2.80%	2/15/2030	31,417	32,247,521
Flex Ltd.	4.875%	5/12/2030	21,657	24,566,097
FLIR Systems, Inc.	2.50%	8/1/2030	18,054	17,697,310
KLA Corp.	4.10%	3/15/2029	29,229	32,893,257
Lam Research Corp.	4.875%	3/15/2049	17,958	23,177,821
Micron Technology, Inc.	5.327%	2/6/2029	25,257	29,753,312
NVIDIA Corp.	3.20%	9/16/2026	29,939	32,698,269
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%	5/1/2030	16,808	17,775,561
SK Hynix, Inc. (South Korea)†(b)	2.375%	1/19/2031	23,537	22,304,552
Trimble, Inc.	4.75%	12/1/2024	31,261	35,013,471
Xilinx, Inc.	2.95%	6/1/2024	22,061	23,429,962
Total				305,439,310

Energy: Exploration & Production 6.32%
Apache Corp.	4.25%	1/15/2030	56,277	54,922,131
Apache Corp.	4.375%	10/15/2028	25,022	24,984,467
Apache Corp.	4.75%	4/15/2043	6,798	6,315,342
Apache Corp.	5.10%	9/1/2040	17,064	16,712,055
California Resources Corp.†	7.125%	2/1/2026	22,598	23,026,458
Centennial Resource Production LLC†	5.375%	1/15/2026	28,273	24,933,252
Centennial Resource Production LLC†	6.875%	4/1/2027	59,083	52,694,651
Comstock Resources, Inc.†	6.75%	3/1/2029	21,722	22,305,779
Continental Resources, Inc.	4.375%	1/15/2028	39,755	41,852,076
Continental Resources, Inc.†	5.75%	1/15/2031	48,840	55,255,622
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408	43,006,489

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Diamondback Energy, Inc.	4.40%	3/24/2051	$55,492	$56,944,204
Diamondback Energy, Inc.	4.75%	5/31/2025	7,831	8,759,165
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	16,507,480
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,862	19,952,601
EQT Corp.	7.625%	2/1/2025	28,591	32,944,837
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	6,955	7,028,897
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	20,513	20,859,157
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789	22,483,524
Indigo Natural Resources LLC†	5.375%	2/1/2029	15,763	15,559,421
Laredo Petroleum, Inc.	10.125%	1/15/2028	59,451	57,103,280
Matador Resources Co.	5.875%	9/15/2026	13,543	13,204,425
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	31,876	32,035,380
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	73,996	77,649,552
Murphy Oil Corp.	5.75%	8/15/2025	14,826	14,861,657
Murphy Oil Corp.	5.875%	12/1/2027	20,084	19,701,199
Murphy Oil Corp.	6.375%	7/15/2028	28,679	28,753,565
Murphy Oil Corp.	6.875%	8/15/2024	20,449	20,934,664
Occidental Petroleum Corp.	3.50%	8/15/2029	37,333	35,076,220
Occidental Petroleum Corp.	4.40%	8/15/2049	18,212	15,264,297
Occidental Petroleum Corp.	6.125%	1/1/2031	75,946	84,001,972
Occidental Petroleum Corp.	6.625%	9/1/2030	15,011	16,891,878
Occidental Petroleum Corp.	7.50%	5/1/2031	8,440	9,875,644
Occidental Petroleum Corp.	8.875%	7/15/2030	15,000	18,937,500
OGX Austria GmbH (Brazil)†(b)(m)	8.50%	6/1/2018	20,000	400
Ovintiv, Inc.	6.50%	8/15/2034	10,345	12,541,927
Ovintiv, Inc.	6.50%	2/1/2038	25,340	30,664,151
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	11,076	12,031,305
PDC Energy, Inc.	5.75%	5/15/2026	42,334	43,963,859
Range Resources Corp.	4.875%	5/15/2025	21,064	20,884,956
Range Resources Corp.	5.00%	3/15/2023	16,995	17,303,034
Seven Generations Energy Ltd. (Canada)†(b)	5.375%	9/30/2025	21,700	22,537,078
SM Energy Co.	5.625%	6/1/2025	10,000	9,270,850
SM Energy Co.	6.125%	11/15/2022	14,337	14,199,293
SM Energy Co.	6.625%	1/15/2027	39,595	36,699,616
SM Energy Co.	6.75%	9/15/2026	40,063	37,093,330
Southwestern Energy Co.	6.45%	1/23/2025	39,845	42,845,328
Southwestern Energy Co.	7.75%	10/1/2027	16,397	17,555,038
Southwestern Energy Co.	8.375%	9/15/2028	26,583	29,224,686

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	$18,803	$18,786,529
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,821,083
Viper Energy Partners LP†	5.375%	11/1/2027	20,779	21,649,121
Total				1,415,410,425

Environmental 0.08%
Waste Pro USA, Inc.†	5.50%	2/15/2026	18,300	18,787,787

Food & Drug Retailers 0.33%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	10,224	10,607,400
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	17,549	18,057,921
Rite Aid Corp.	7.70%	2/15/2027	22,549	22,126,206
Rite Aid Corp.†	8.00%	11/15/2026	22,572	23,728,815
Total				74,520,342

Food: Wholesale 2.18%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	24,968	23,819,472
Campbell Soup Co.	3.125%	4/24/2050	42,475	39,691,656
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	26,147,794
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	18,758	19,391,082
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	50,781	55,732,147
Kraft Heinz Foods Co.	4.375%	6/1/2046	72,003	75,441,971
Kraft Heinz Foods Co.	4.875%	10/1/2049	35,444	39,849,623
Kraft Heinz Foods Co.	5.00%	6/4/2042	21,733	24,491,409
Kraft Heinz Foods Co.	5.20%	7/15/2045	20,277	23,501,989
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	9,200	9,570,024
McCormick & Co., Inc.	2.50%	4/15/2030	15,431	15,457,593
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	23,757,451
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	25,668	26,283,005
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	18,054	19,565,120
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,272	32,469,437
Sysco Corp.	2.40%	2/15/2030	17,926	17,834,687
Sysco Corp.	6.60%	4/1/2050	10,289	14,895,343
Total				487,899,803

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.31%
Klabin Austria GmbH (Austria)†(b)	3.20%		1/12/2031	$21,470	$20,446,847
Norbord, Inc. (Canada)†(b)	6.25%		4/15/2023	12,245	13,315,152
Suzano Austria GmbH (Brazil)(b)	3.75%		1/15/2031	18,821	19,396,640
Weyerhaeuser Co.	7.375%		3/15/2032	11,362	15,976,386
Total					69,135,025

Gaming 2.34%
Boyd Gaming Corp.	4.75%		12/1/2027	25,833	26,378,206
Boyd Gaming Corp.	6.00%		8/15/2026	16,548	17,270,747
Caesars Entertainment, Inc.†	8.125%		7/1/2027	52,840	58,338,002
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%		10/15/2025	28,398	28,539,990
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%		7/1/2025	9,657	10,203,103
Churchill Downs, Inc.†	4.75%		1/15/2028	14,869	15,412,462
Churchill Downs, Inc.†	5.50%		4/1/2027	36,639	38,379,902
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031	19,903	20,606,571
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	18,808	21,750,982
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%		7/21/2028	20,034	21,373,774
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025	13,662	14,422,973
Mohegan Gaming & Entertainment†	7.875%		10/15/2024	21,238	22,206,984
Mohegan Gaming & Entertainment†	8.00%		2/1/2026	57,507	58,010,186
Penn National Gaming, Inc.†	5.625%		1/15/2027	25,676	26,635,769
Scientific Games International, Inc.†	7.00%		5/15/2028	16,124	17,257,517
Scientific Games International, Inc.†	7.25%		11/15/2029	16,014	17,402,254
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(b)	7.00%		7/15/2026	15,242	15,956,469
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027	22,516	23,605,324
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	19,863	21,010,088
Wynn Macau Ltd. (Macau)†(b)	5.125%		12/15/2029	20,404	20,950,317
Wynn Macau Ltd. (Macau)†(b)	5.625%		8/26/2028	27,859	29,173,248
Total					524,884,868

Gas Distribution 1.35%
AI Candelaria Spain SLU (Spain)†(b)	7.50%		12/15/2028	18,965	21,431,683
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	49,548	39,851,209
Colonial Enterprises, Inc.†	3.25%		5/15/2030	11,253	11,920,049
Eastern Energy Gas Holdings LLC	3.60%		12/15/2024	12,050	13,104,950

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	$18,069	$19,932,055
NGPL PipeCo LLC†	4.875%	8/15/2027	32,573	36,430,639
Northern Natural Gas Co.†	4.30%	1/15/2049	20,972	23,820,915
ONE Gas, Inc.	4.50%	11/1/2048	13,497	15,165,759
Sabal Trail Transmission LLC†	4.246%	5/1/2028	20,166	22,419,545
Sabine Pass Liquefaction LLC	4.50%	5/15/2030	23,213	26,096,434
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028	24,773	28,178,544
Western Midstream Operating LP	5.30%	2/1/2030	40,452	43,980,021
Total				302,331,803

Health Facilities 2.51%
AHP Health Partners, Inc.†	9.75%	7/15/2026	15,527	16,882,662
Ascension Health	3.945%	11/15/2046	8,881	10,214,669
Dignity Health	3.812%	11/1/2024	7,500	8,098,083
HCA, Inc.	5.50%	6/15/2047	78,221	97,509,739
HCA, Inc.	7.05%	12/1/2027	3,490	4,202,187
HCA, Inc.	7.58%	9/15/2025	5,778	6,904,710
HCA, Inc.	7.69%	6/15/2025	12,776	15,448,675
HCA, Inc.	8.36%	4/15/2024	2,295	2,690,888
Legacy LifePoint Health LLC†	4.375%	2/15/2027	35,115	34,500,487
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	33,400,046
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163	21,987,056
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	16,011	16,872,072
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	18,684,440
NYU Langone Hospitals	4.368%	7/1/2047	12,348	14,289,168
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960	15,242,719
Quest Diagnostics, Inc.	2.80%	6/30/2031	13,505	13,744,703
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	20,352	20,857,340
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	21,993,294
Seattle Children’s Hospital	2.719%	10/1/2050	18,062	16,582,746
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	16,902,459
Tenet Healthcare Corp.†	4.875%	1/1/2026	11,230	11,690,430
Tenet Healthcare Corp.	5.125%	5/1/2025	20,960	21,280,688
Tenet Healthcare Corp.†	6.125%	10/1/2028	36,407	38,045,315
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	45,156,632
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	21,363,851
Universal Health Services, Inc.†	2.65%	10/15/2030	18,799	18,185,965
Total				562,731,024

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.38%
CVS Health Corp.	3.625%		4/1/2027	$15,780	$17,342,543
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	29,836	31,061,066
Montefiore Obligated Group	5.246%		11/1/2048	18,042	20,596,440
RP Escrow Issuer LLC†	5.25%		12/15/2025	16,541	17,161,288
Total					86,161,337

Hotels 0.92%
ESH Hospitality, Inc.†	4.625%		10/1/2027	19,131	20,257,625
Genting New York LLC / GENNY Capital, Inc.†	3.30%		2/15/2026	22,980	22,991,507
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	36,017	38,274,366
Host Hotels & Resorts LP	3.50%		9/15/2030	29,720	29,895,933
Marriott International, Inc.	3.50%		10/15/2032	27,083	28,143,162
Marriott International, Inc.	5.75%		5/1/2025	14,908	17,116,105
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	18,793	19,960,515
Travel + Leisure Co.	6.00%		4/1/2027	27,077	30,072,393
Total					206,711,606

Insurance Brokerage 0.24%
Brown & Brown, Inc.	2.375%		3/15/2031	22,560	21,737,219
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	15,790	16,464,824
HUB International Ltd.†	7.00%		5/1/2026	15,861	16,486,161
Total					54,688,204

Integrated Energy 1.13%
Cenovus Energy, Inc. (Canada)(b)	5.375%		7/15/2025	16,983	19,099,717
Cenovus Energy, Inc. (Canada)(b)	5.40%		6/15/2047	50,417	56,252,450
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	25,646,260
Lukoil Securities BV (Netherlands)†(b)	3.875%		5/6/2030	45,000	46,464,750
Occidental Petroleum Corp.	4.10%		2/15/2047	13,190	10,593,483
Petrobras Global Finance BV (Netherlands)(b)	5.60%		1/3/2031	19,792	20,894,019
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%		4/16/2049	30,522	33,162,867
Shell International Finance BV (Netherlands)(b)	6.375%		12/15/2038	28,912	41,503,991
Total					253,617,537

Investments & Miscellaneous Financial Services 0.40%
AG Issuer LLC†	6.25%		3/1/2028	17,428	18,277,615
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	34,976	33,478,653

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
MSCI, Inc.†	4.00%	11/15/2029	$10,002	$10,303,561
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	26,061	26,908,116
Total				88,967,945

Life Insurance 0.46%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	18,831	18,619,327
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	17,824	19,058,715
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	30,589,569
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	20,076,750
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	15,582,802
Total				103,927,163

Machinery 0.54%
IDEX Corp.	3.00%	5/1/2030	16,199	16,702,019
Itron, Inc.†	5.00%	1/15/2026	14,399	14,778,774
Mueller Water Products, Inc.†	5.50%	6/15/2026	18,105	18,775,066
Roper Technologies, Inc.	1.75%	2/15/2031	42,668	39,656,679
Roper Technologies, Inc.	4.20%	9/15/2028	19,379	21,854,278
Xylem, Inc.	3.25%	11/1/2026	8,884	9,663,023
Total				121,429,839

Managed Care 0.91%
Anthem, Inc.	2.25%	5/15/2030	26,990	26,584,394
Centene Corp.	2.50%	3/1/2031	6,135	5,866,716
Centene Corp.	3.00%	10/15/2030	8,030	8,026,708
Centene Corp.	3.375%	2/15/2030	45,763	46,263,418
Centene Corp.	4.25%	12/15/2027	20,773	21,876,593
Centene Corp.	4.625%	12/15/2029	31,215	33,824,574
Centene Corp.†	5.375%	6/1/2026	20,972	21,956,635
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628	20,869,655
Molina Healthcare, Inc.†	3.875%	11/15/2030	18,940	19,531,875
Total				204,800,568

Media: Content 1.79%
Activision Blizzard, Inc.	2.50%	9/15/2050	27,086	22,775,047
AMC Networks, Inc.	4.75%	8/1/2025	27,032	27,770,785
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	31,006	22,363,078

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		$38,236	$19,930,515
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,207,883
Netflix, Inc.†	3.625%	6/15/2025		6,617	7,064,971
Netflix, Inc.(e)	3.625%	5/15/2027	EUR	50,197	67,506,907
Netflix, Inc.(e)	3.625%	6/15/2030	EUR	5,000	6,876,390
Netflix, Inc.†(e)	3.625%	6/15/2030	EUR	13,504	18,571,755
Netflix, Inc.†(e)	3.875%	11/15/2029	EUR	9,011	12,619,308
Netflix, Inc.	4.875%	4/15/2028		$41,959	47,534,512
Netflix, Inc.†	4.875%	6/15/2030		6,484	7,474,690
Netflix, Inc.†	5.375%	11/15/2029		19,637	23,246,281
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		23,661	24,836,597
Playtika Holding Corp. (Israel)†(b)	4.25%	3/15/2029		15,508	15,307,559
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	12,115,590
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,862,325
Univision Communications, Inc.†	5.125%	2/15/2025		43,820	44,449,912
Total					401,514,105

Media: Diversified 0.34%
Cable Onda SA (Panama)†(b)	4.50%	1/30/2030		24,283	25,853,746
Prosus NV (Netherlands)†(b)	3.68%	1/21/2030		28,534	29,494,066
Urban One, Inc.†	7.375%	2/1/2028		20,065	20,798,977
Total					76,146,789

Medical Products 0.31%
Alcon Finance Corp.†	2.60%	5/27/2030		23,575	23,668,105
Boston Scientific Corp.	7.00%	11/15/2035		16,135	22,657,798
Edwards Lifesciences Corp.	4.30%	6/15/2028		20,927	23,624,957
Total					69,950,860

Metals/Mining (Excluding Steel) 1.96%
Alcoa Nederland Holding BV (Netherland)†(b)	4.125%	3/31/2029		15,661	15,814,321
Anglo American Capital plc (United Kingdom)†(b)	3.95%	9/10/2050		18,109	18,486,265
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030		17,340	20,741,057
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		18,211	19,300,291
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		17,676	17,668,046
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031		21,091	21,064,636
Cleveland-Cliffs, Inc.†	6.75%	3/15/2026		18,220	19,837,025
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025		8,655	10,150,584

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Corp. Nacional del Cobre de Chile (Chile)†(b)	3.75%	1/15/2031	$16,720	$18,091,723
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	10/15/2027	19,282	20,704,047
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	40,324	41,105,479
Freeport-McMoRan, Inc.	4.125%	3/1/2028	19,839	20,891,955
Freeport-McMoRan, Inc.	4.25%	3/1/2030	31,315	33,379,911
Freeport-McMoRan, Inc.	4.375%	8/1/2028	17,287	18,369,598
Freeport-McMoRan, Inc.	4.625%	8/1/2030	20,241	22,062,690
Freeport-McMoRan, Inc.	5.25%	9/1/2029	11,700	12,813,957
Hecla Mining Co.	7.25%	2/15/2028	17,694	18,998,933
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	185	19	(f)
Newmont Corp.	2.25%	10/1/2030	31,484	30,695,732
Novelis Corp.†	4.75%	1/30/2030	27,118	28,001,369
Teck Resources Ltd. (Canada)(b)	3.90%	7/15/2030	10,828	11,324,826
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19,893	20,405,842
Total				439,908,306

Monoline Insurance 0.14%
Fidelity National Financial, Inc.	4.50%	8/15/2028	26,914	30,304,868

Multi-Line Insurance 0.07%
Assurant, Inc.	3.70%	2/22/2030	14,558	15,507,248

Non-Electric Utilities 0.06%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,841,785

Oil Field Equipment & Services 0.83%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	28,472	32,228,453
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%	9/30/2040	45,094	43,189,507
Oceaneering International, Inc.	4.65%	11/15/2024	21,768	21,049,765
Oceaneering International, Inc.	6.00%	2/1/2028	30,959	29,675,594
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	9,071	8,515,935
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	20,008	19,915,834
TechnipFMC plc (United Kingdom)†(b)	6.50%	2/1/2026	30,535	31,971,594
Total				186,546,682

Packaging 0.35%
Ball Corp.	2.875%	8/15/2030	24,932	24,046,914
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	14,258,331
Sealed Air Corp.†	6.875%	7/15/2033	12,427	15,330,631

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)
Silgan Holdings, Inc.†	1.40%	4/1/2026	$9,933	$9,734,340
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026	13,996	14,704,547
Total				78,074,763

Personal & Household Products 1.08%
Clorox Co. (The)	1.80%	5/15/2030	17,116	16,317,990
Hasbro, Inc.	3.90%	11/19/2029	44,903	48,378,045
Hasbro, Inc.	5.10%	5/15/2044	24,241	27,058,175
Mattel, Inc.†	5.875%	12/15/2027	24,502	26,944,727
Mattel, Inc.†	6.75%	12/31/2025	4,435	4,667,616
Newell Brands, Inc.	4.70%	4/1/2026	76,643	84,676,719
Newell Brands, Inc.	5.875%	4/1/2036	15,478	19,037,940
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	15,390,107
Total				242,471,319

Pharmaceuticals 0.60%
AbbVie, Inc.	3.20%	11/21/2029	26,942	28,681,263
AbbVie, Inc.	4.25%	11/21/2049	14,179	16,071,507
AstraZeneca plc (United Kingdom)(b)	2.125%	8/6/2050	27,104	21,802,307
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. ( Luxembourg)†(b)	6.125%	4/1/2029	18,577	18,762,770
Pfizer, Inc.	2.625%	4/1/2030	13,461	13,983,936
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	22,574	19,601,392
Zoetis, Inc.	3.90%	8/20/2028	13,486	15,014,930
Total				133,918,105

Property & Casualty 0.23%
Allstate Corp. (The)	3.28%	12/15/2026	13,471	14,828,265
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	15,026,435
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	22,392,601
Total				52,247,301

Rail 0.09%
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	17,006	19,115,730

Real Estate Development & Management 0.32%
CoStar Group, Inc.†	2.80%	7/15/2030	17,267	16,909,274
Hunt Cos., Inc.(n)	5.25%	4/15/2029	26,118	26,118,000

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management (continued)
Kennedy-Wilson, Inc.	4.75%	3/1/2029	$14,358	$14,555,422
Kennedy-Wilson, Inc.	5.00%	3/1/2031	14,358	14,559,012
Total				72,141,708

Real Estate Investment Trusts 0.73%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032	17,993	16,731,475
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	16,413,292
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	7,100	8,396,764
American Campus Communities Operating Partnership LP	3.875%	1/30/2031	33,786	36,405,457
American Homes 4 Rent LP	4.90%	2/15/2029	12,968	14,831,376
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030	22,556	20,900,390
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	13,614,265
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	8,255,224
Prologis LP	3.875%	9/15/2028	8,980	9,997,996
Prologis LP	4.375%	2/1/2029	15,050	17,313,970
Total				162,860,209

Recreation & Travel 1.05%
Carnival Corp.†	5.75%	3/1/2027	22,471	23,088,952
Carnival Corp.†	7.625%	3/1/2026	12,609	13,561,610
Carnival Corp.†	9.875%	8/1/2027	18,736	22,082,999
Carnival Corp.†	11.50%	4/1/2023	42,826	49,151,614
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	15,129	16,052,777
NCL Corp. Ltd.†	5.875%	3/15/2026	23,882	24,156,643
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	22,649	24,985,924
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	35,300	41,212,750
Viking Cruises Ltd.†	13.00%	5/15/2025	17,187	20,237,693
Total				234,530,962

Reinsurance 0.43%
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045	21,094	23,614,303
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,259,567
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,609,426
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	29,534,984
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	26,431,136
Total				96,449,416

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants 0.76%
IRB Holding Corp.†	6.75%	2/15/2026		$24,585	$25,476,206
IRB Holding Corp.†	7.00%	6/15/2025		12,820	13,822,844
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		25,312	26,609,240
Starbucks Corp.	4.45%	8/15/2049		39,350	45,732,679
Stonegate Pub Co. Financing 2019 plc(e)	8.00%	7/13/2025	GBP	6,924	9,988,805
Stonegate Pub Co. Financing 2019 plc(e)	8.25%	7/31/2025	GBP	33,093	48,323,945
Total					169,953,719

Software/Services 3.34%
Autodesk, Inc.	3.50%	6/15/2027		$27,008	29,565,205
Banff Merger Sub, Inc.†	9.75%	9/1/2026		24,349	25,965,774
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		118,450	115,956,627
Global Payments, Inc.	2.90%	5/15/2030		41,296	42,189,312
Global Payments, Inc.	4.15%	8/15/2049		22,442	24,529,658
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		11,226	11,892,544
GrubHub Holdings, Inc.†	5.50%	7/1/2027		19,374	20,173,177
Intuit, Inc.	0.95%	7/15/2025		9,023	8,962,294
Intuit, Inc.	1.65%	7/15/2030		18,048	17,146,961
Match Group Holdings II LLC†	4.125%	8/1/2030		36,160	36,323,805
Microsoft Corp.	3.30%	2/6/2027		26,383	29,141,573
PayPal Holdings, Inc.	3.25%	6/1/2050		47,393	47,331,170
PTC, Inc.†	3.625%	2/15/2025		11,211	11,526,309
PTC, Inc.†	4.00%	2/15/2028		22,263	22,638,688
salesforce.com, Inc.	3.70%	4/11/2028		17,807	19,906,828
ServiceNow, Inc.	1.40%	9/1/2030		20,835	18,856,914
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		19,777	21,223,276
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		23,479	25,015,224
Twilio, Inc.	3.625%	3/15/2029		60,937	61,840,696
Twilio, Inc.	3.875%	3/15/2031		54,634	55,937,567
VeriSign, Inc.	4.75%	7/15/2027		21,815	23,192,072
VeriSign, Inc.	5.25%	4/1/2025		15,945	18,028,613
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		23,039	23,958,256
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		20,022	20,547,577
Visa, Inc.	3.15%	12/14/2025		14,645	15,983,307
Total					747,833,427

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 1.77%
AutoNation, Inc.	4.75%	6/1/2030	$10,463	$12,077,892
B2W Digital Lux Sarl (Luxembourg)†(b)	4.375%	12/20/2030	19,301	18,888,538
Best Buy Co., Inc.	1.95%	10/1/2030	22,556	21,273,088
Best Buy Co., Inc.	4.45%	10/1/2028	15,806	18,043,624
Carvana Co.†	5.625%	10/1/2025	47,836	49,132,356
Carvana Co.†	5.875%	10/1/2028	18,425	18,908,656
eG Global Finance plc (United Kingdom)†(b)	8.50%	10/30/2025	22,482	23,993,240
Gap, Inc. (The)†	8.625%	5/15/2025	17,736	19,886,490
Gap, Inc. (The)†	8.875%	5/15/2027	18,953	22,151,319
L Brands, Inc.	6.875%	11/1/2035	39,475	47,105,123
Levi Strauss & Co.†	3.50%	3/1/2031	22,377	21,621,776
Murphy Oil USA, Inc.	4.75%	9/15/2029	14,991	15,775,254
Penske Automotive Group, Inc.	3.50%	9/1/2025	12,185	12,464,280
Penske Automotive Group, Inc.	5.50%	5/15/2026	5,413	5,580,397
Seven & i Holdings Co. Ltd. (Japan)†(b)	3.35%	9/17/2021	31,997	32,404,616
Tiffany & Co.	4.90%	10/1/2044	24,318	30,090,296
WW International, Inc.†	8.625%	12/1/2025	25,603	26,686,647
Total				396,083,592

Steel Producers/Products 0.20%
CSN Inova Ventures (Brazil)†(b)	6.75%	1/28/2028	20,418	21,661,967
U.S. Steel Corp.	6.875%	3/1/2029	22,516	23,050,755
Total				44,712,722

Support: Services 2.05%
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	18,392,141
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	5.375%	3/1/2029	21,069	21,833,805
Brink’s Co. (The)†	4.625%	10/15/2027	27,395	28,122,337
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,467,525
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	10,618,078
Fluor Corp.	4.25%	9/15/2028	40,545	41,112,630
Georgetown University (The)	2.943%	4/1/2050	17,968	16,698,459
H&E Equipment Services, Inc.†	3.875%	12/15/2028	30,483	29,682,821
Hertz Corp. (The)†(m)	5.50%	10/15/2024	16,775	16,743,547
Hertz Corp. (The)†(m)	6.00%	1/15/2028	33,436	33,582,282
Hertz Corp. (The)(m)	6.25%	10/15/2022	6,056	6,029,505
Johns Hopkins University	2.813%	1/1/2060	10,114	9,502,263
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	16,120	16,907,543

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Metropolitan Museum of Art (The)	3.40%	7/1/2045	$26,471	$25,917,596
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307	16,743,049
Quanta Services, Inc.	2.90%	10/1/2030	15,040	15,274,704
Uber Technologies, Inc.†	6.25%	1/15/2028	13,570	14,797,406
Uber Technologies, Inc.†	7.50%	9/15/2027	14,427	15,953,819
Uber Technologies, Inc.†	8.00%	11/1/2026	20,289	22,000,884
United Rentals North America, Inc.	3.875%	2/15/2031	15,107	15,210,861
United Rentals North America, Inc.	4.00%	7/15/2030	21,994	22,411,886
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,775,574
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,030,961
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070	14,840,633
Total				458,650,309

Technology Hardware & Equipment 0.60%
Apple, Inc.	1.80%	9/11/2024	22,440	23,344,729
Apple, Inc.	3.00%	6/20/2027	26,927	29,239,562
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	7,171	7,471,286
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	20,389,203
Switch Ltd.†	3.75%	9/15/2028	18,979	18,724,587
Western Digital Corp.	4.75%	2/15/2026	32,314	35,664,962
Total				134,834,329

Telecommunications: Satellite 0.24%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	29,167	31,100,480
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000	23,175,915
Total				54,276,395

Telecommunications: Wireless 1.55%
American Tower Corp.	2.95%	1/15/2025	44,909	47,778,931
Crown Castle International Corp.	4.15%	7/1/2050	11,119	11,981,114
SBA Communications Corp.	3.875%	2/15/2027	40,849	41,806,909
Sprint Capital Corp.	6.875%	11/15/2028	99,783	126,010,463
T-Mobile USA, Inc.	3.375%	4/15/2029	45,095	45,517,766
T-Mobile USA, Inc.†	3.875%	4/15/2030	16,027	17,415,098
T-Mobile USA, Inc.†	4.50%	4/15/2050	11,073	12,447,602
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	45,433	44,278,997
Total				347,236,880

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.64%
Altice Financing SA (Luxembourg)†(b)	7.50%		5/15/2026		$38,191	$39,957,334
Altice France Holding SA (Luxembourg)†(b)	6.00%		2/15/2028		13,128	12,959,239
Altice France Holding SA (Luxembourg)†(b)	10.50%		5/15/2027		31,171	35,117,093
Altice France SA (France)†(b)	7.375%		5/1/2026		46,103	48,009,359
Altice France SA (France)†(b)	8.125%		2/1/2027		39,761	43,627,558
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024		9,245	9,784,862
Frontier Communications Corp.†	5.00%		5/1/2028		26,116	26,644,980
Frontier Communications Corp.†	5.875%		10/15/2027		14,606	15,509,746
Frontier Communications Corp.†	6.75%		5/1/2029		27,815	29,388,634
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(m)	6.054% (3 Mo. LIBOR + 5.75%	)	1/15/2015		15,000	1,500	(f)
Motorola Solutions, Inc.	4.60%		2/23/2028		15,034	17,123,738
VTR Comunicaciones SpA (Chile)†(b)	5.125%		1/15/2028		31,819	33,303,356
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028		19,090	19,477,527
Zayo Group Holdings, Inc.†	4.00%		3/1/2027		15,062	14,818,071
Zayo Group Holdings, Inc.†	6.125%		3/1/2028		20,615	21,191,601
Total						366,914,598

Theaters & Entertainment 0.19%
Live Nation Entertainment, Inc.†	3.75%		1/15/2028		20,141	19,901,826
Pinnacle Bidco plc†(e)	5.50%		2/15/2025	EUR	18,919	22,539,517
Total						42,441,343

Transportation: Infrastructure/Services 0.70%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%		7/3/2029		$26,773	28,072,554
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	6.00%		11/18/2048		32,060	33,893,449
Autoridad del Canal de Panama (Panama)†(b)	4.95%		7/29/2035		8,750	10,811,019
CH Robinson Worldwide, Inc.	4.20%		4/15/2028		20,351	22,888,824
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%		11/15/2024		30,508	31,890,012
XPO Logistics, Inc.†	6.25%		5/1/2025		26,723	28,789,757
Total						156,345,615

Trucking & Delivery 0.13%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%		2/20/2034		30,751	29,898,677
Total High Yield Corporate Bonds (cost $14,516,286,045)						15,263,287,917

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 3.12%

Air Transportation 0.15%
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041	$13,915	$14,590,941
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	18,040	19,429,875
Total				34,020,816

Education 0.59%
California State University	3.899%	11/1/2047	33,030	37,289,380
Ohio University	5.59%	12/1/2114	11,104	13,882,681
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	46,015	50,080,066
Regents of the University of California Medical Center	3.006%	5/15/2050	12,835	12,351,593
Regents of the University of California Medical Center	6.548%	5/15/2048	12,463	18,800,088
Total				132,403,808

General Obligation 1.00%
Chicago Transit Authority Sales & Transfer Tax Receipts	6.899%	12/1/2040	11,826	16,538,832
City of Chicago IL	6.314%	1/1/2044	8,280	9,896,502
City of Chicago IL	7.781%	1/1/2035	7,050	9,288,386
City of Portland OR	7.701%	6/1/2022	11,950	12,545,680
Commonwealth of Pennsylvania	5.45%	2/15/2030	12,190	15,014,588
District of Columbia	5.591%	12/1/2034	14,130	18,080,792
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,170,882
Los Angeles Unified School District/CA	5.75%	7/1/2034	12,497	16,540,561
Massachusetts	4.20%	12/1/2021	3,675	3,769,716
State of California	7.55%	4/1/2039	15,015	24,284,295
State of Illinois	5.10%	6/1/2033	69,845	78,690,688
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595	11,177,195
Total				223,998,117

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145	7,748,944

Miscellaneous 0.56%
City of Atlanta GA Water & Wastewater Revenue	2.257%	11/1/2035	2,070	2,067,862
County of Miami-Dade FL	2.786%	10/1/2037	9,690	9,370,165
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	17,795	24,208,887

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
New Jersey Transportation Trust Fund Authority	4.081%	6/15/2039	$4,985	$5,259,346
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	18,845	19,769,715
New York City Industrial Development Agency†	11.00%	3/1/2029	18,478	25,120,595
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795	39,118,144
Total				124,914,714

Multi-Line Insurance 0.03%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	6,635	6,413,701

Tax Revenue 0.28%
Massachusetts School Building Authority	5.715%	8/15/2039	20,055	27,235,667
Memphis-Shelby County Industrial Development Board	7.00%	7/1/2045	22,085	22,007,402
New York State Dormitory Authority	3.19%	2/15/2043	5,345	5,465,528
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	8,125	7,717,478
Total				62,426,075

Taxable Revenue - Transportation 0.10%
Metropolitan Transportation Authority	5.175%	11/15/2049	18,010	22,416,208

Taxable Revenue - Water & Sewer 0.02%
City & County Honolulu HI Wastewater System Revenue	2.574%	7/1/2041	4,520	4,413,936

Transportation 0.11%
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	10,790	11,250,305
Metropolitan Transportation Authority	6.668%	11/15/2039	9,045	12,393,904
Total				23,644,209

Transportation: Infrastructure/Services 0.17%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%	12/1/2040	12,385	16,536,061
Port of Seattle WA	3.755%	5/1/2036	13,905	14,693,038
Port of Seattle, WA	3.571%	5/1/2032	7,305	7,837,511
Total				39,066,610

Utilities 0.08%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/2041	13,240	17,973,330
Total Municipal Bonds (cost $661,234,597)				699,440,468

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.98%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(o)	12/25/2059	$6,377	$6,425,389
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.056% (1 Mo. LIBOR + .95%	)#	6/15/2035	35,420	35,461,760
BANK 2020-BN30 A4	1.925%		12/15/2053	33,000	31,734,136
BBCMS Mortgage Trust 2018-C2 C	4.97%	#(o)	12/15/2051	15,628	17,307,558
BBCMS Mortgage Trust 2019-BWAY A†	1.062% (1 Mo. LIBOR + .96%	)#	11/15/2034	25,000	24,938,522
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(o)	8/15/2052	35,544	32,271,819	(d)
Benchmark Mortgage Trust 2020-B22 A5	1.973%		1/15/2054	49,800	47,998,505
BHMS 2018-ATLS A†	1.356% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	61,190	61,260,026
BX 2021-MFM1 B†	1.056% (1 Mo. LIBOR + .95%	)#	1/15/2034	7,100	7,105,132
BX 2021-MFM1 C†	1.306% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	4,250	4,252,627
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,171	14,416,544
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	18,200	16,335,907	(d)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.755%	#(o)	2/10/2049	8,580	8,972,586
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(o)	4/15/2049	9,991	7,086,103
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(o)	9/10/2047	17,906	19,500,748
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	7,500	7,526,677
COMM Mortgage Trust 2020-SBX C†	2.056%	#(o)	1/10/2038	5,900	5,879,489
COMM Mortgage Trust 2020-SBX D†	2.321%	#(o)	1/10/2038	8,000	7,933,150
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.536% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	52,000	52,101,317
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.706% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	14,076	14,104,839
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(o)	2/25/2050	15,402	15,650,581
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(o)	1/25/2060	9,388	9,507,033
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	13,540	14,256,925
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	13,500	14,133,458

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	$7,012	$7,162,794
Great Wolf Trust 2019-WOLF A†	1.14% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	53,981	53,989,054
Great Wolf Trust 2019-WOLF D†	2.039% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	50,508	49,713,590
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.861% (1 Mo. LIBOR + 2.75%	)#	11/21/2023	11,567	11,589,774
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.761% (1 Mo. LIBOR + 3.65%	)#	11/21/2023	6,627	6,644,343
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.811% (1 Mo. LIBOR + 5.70%	)#	11/21/2023	600	602,909
GS Mortgage Securities Trust 2020-GSA2 A5	2.012%		12/12/2053	23,500	22,637,928
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	9,450	7,257,778
Hilton Orlando Trust 2018-ORL A†	1.026% (1 Mo. LIBOR + .92%	)#	12/15/2034	9,443	9,452,112
HPLY Trust 2019-HIT A†	1.106% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	17,133	17,144,265
JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.87%	#(o)	3/15/2050	11,612	12,124,895
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	18,000	18,011,628
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530	11,022,320
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690	8,948,933
KKR Industrial Portfolio Trust 2021-KDIP D†	1.356% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	6,130	6,141,123
KKR Industrial Portfolio Trust 2021-KDIP E†	1.656% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	9,910	9,906,206
KKR Industrial Portfolio Trust 2021-KDIP F†	2.156% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	10,864	10,895,988
Life 2021-BMR Mortgage Trust 2021-BMR E†	1.856% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	22,900	22,989,741

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(o)	1/26/2060	$5,913	$6,001,730
One New York Plaza Trust 2020-1NYP B†	1.606% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	9,400	9,511,762
One New York Plaza Trust 2020-1NYP C†	2.306% (1 Mo. LIBOR + 2.20%	)#	1/15/2026	23,620	23,926,328
One New York Plaza Trust 2020-1NYP D†	2.856% (1 Mo. LIBOR + 2.75%	)#	1/15/2026	8,500	8,612,088
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	20,977	21,029,202
PFP Ltd. 2019-6 C†	2.206% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	27,054	27,054,111
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(o)	2/25/2024	4,425	4,483,290
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(o)	2/25/2050	8,998	9,175,911
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	9,859	9,977,100
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.116% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	9,878	9,818,430
Total Non-Agency Commercial Mortgage-Backed Securities (cost $896,825,360)					891,986,164

	Dividend			Shares
	Rate			(000)

PREFERRED STOCKS 0.05%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon			167	4,594,094	(f)
ACBL Holdings Corp. Series B	Zero Coupon			205	7,074,881	(f)
Total Preferred Stocks (cost $9,303,175)					11,668,975

	Exercise		Expiration
	Price		Date

WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $871,457)	$35.05		5/22/2022	165	–	(f)(g)
Total Long-Term Investments (cost $21,048,458,123)					22,076,357,628

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

March 31, 2021

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENTS 1.79%

REPURCHASE AGREEMENT 1.75%
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $382,936,400 of U.S. Treasury Note at 0.125% due 09/15/2023; , $16,221,600 of U.S. Treasury Note at 2.875% due 09/30/2023; value: $399,321,593; proceeds: $391,491,738 (cost $391,491,738)	$391,492	$391,491,738

	Shares

Money Market Fund 0.04%
Fidelity Government Portfolio(p) (cost $9,015,384)	9,015,384	9,015,384

Time Deposit 0.00%
CitiBank N.A.(p) (cost $1,001,711)	1,001,711	1,001,711
Total Short-Term Investments (cost $401,508,833)		401,508,833
Total Investments in Securities 100.33% (cost $21,449,966,956)		22,477,866,461
Less Unfunded Loan Commitments (0.09%) (cost $20,262,739)		(20,376,560)
Net Investments 100.24% (cost $21,429,704,217)		22,457,489,901
Liabilities in Excess of Cash, Foreign Cash and Other Assets(q) (0.24%)		(52,820,733)
Net Assets 100.00%		$22,404,669,168

AUD	Australian dollar.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $9,808,361,934, which represents 43.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Investment in non-U.S. dollar denominated securities.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Amount is less than $1,000.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Security partially/fully unfunded.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Defaulted (non-income producing security).
(n)	Securities purchased on a when-issued basis.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Security was purchased with the cash collateral from loaned securities.
(q)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2021(1):

		Fund						Unrealized
Referenced	Central	Pays		Termination	Notional	Notional	Payments	Appreciation/
Index	Clearing Party	(Quarterly	)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Credit Suisse	1.00%		6/20/2025	$ 319,440,000	$ 325,191,405	$(2,200,885)	$(3,550,520)
Markit CDX. NA.IG.34(4)(6)	Credit Suisse	1.00%		6/20/2026	735,023,000	704,362,089	26,464,307	4,196,604
Markit CDX. NA.IG.36(4)(6)	Credit Suisse	1.00%		6/20/2026	1,555,921,562	1,592,380,943	(33,367,764)	(3,091,617)
							$(9,104,342)	$(2,445,533)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $4,196,604. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(6,642,137).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

March 31, 2021

Credit Default Swaps on Indexes - Sell Protection at March 31, 2021(1):

								Credit
								Default
								Swap
	Swap	Fund	Term-					Agreements
Referenced	Counter-	Receives	ination	Notional	Notional	Payments	Unrealized	Payable at
Index*	party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	11/17/2059	$22,050,000	$19,286,023	$(2,791,524)	$27,547	$(2,763,977)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	8/17/2061	22,000,000	$20,531,869	(1,527,755)	59,624	(1,468,131)
						$(4,319,279)	$87,171	$(4,232,108)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $87,171. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	State Street Bank and Trust	5/28/2021	40,285,000	$ 32,117,743	$ 30,605,925	$ 1,511,818
British pound	Sell	State Street Bank and Trust	6/8/2021	42,449,000	58,982,130	58,530,988	451,142
Euro	Sell	Bank of America	6/4/2021	174,000,000	210,804,480	204,301,387	6,503,093
Japanese yen	Sell	State Street Bank and Trust	4/30/2021	2,140,000,000	20,585,939	19,332,380	1,253,559
Japanese yen	Sell	State Street Bank and Trust	4/30/2021	545,000,000	5,198,315	4,923,433	274,882
Japanese yen	Sell	Toronto Dominion Bank	4/30/2021	440,000,000	4,209,157	3,974,882	234,275
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 10,228,769

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	State Street Bank and Trust	6/8/2021	11,954,000	$16,405,658	$16,482,825	$(77,167)

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	June 2021	5,381	Short	$(666,090,168)	$(664,006,995)	$2,083,173
U.S. 10-Year Treasury Note	June 2021	7,550	Short	(1,010,625,484)	(988,578,125)	22,047,359
U.S. 10-Year Ultra Treasury Note	June 2021	4,045	Short	(601,266,113)	(581,215,938)	20,050,175
U.S. Long Bond	June 2021	4,015	Short	(626,347,509)	(620,693,906)	5,653,603
U.S. Ultra Treasury Bond	June 2021	5,214	Short	(982,705,452)	(944,874,563)	37,830,889
Total Unrealized Appreciation on Open Futures Contracts						$87,665,199

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
Euro-Bobl	June 2021	48	Short	EUR (6,458,317)	EUR (6,483,840)	$(29,930)
U.S. 2-Year Treasury Note	June 2021	38,842	Long	$8,582,028,035	$8,573,461,121	(8,566,914)
Total Unrealized Depreciation on Open Futures Contracts						$(8,596,844)

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,202,736,180	$–	$1,202,736,180
Common Stocks
Auto Parts & Equipment	–	4,552,928	–	4,552,928
Diversified Capital Goods	22,249,608	4,781,280	–	27,030,888
Personal & Household Products	88,756,698	436,119	12,560,985	101,753,802
Specialty Retail	159,382,608	3,791,093	–	163,173,701
Transportation: Infrastructure/Services	–	–	897,940	897,940
Remaining Industries	1,652,099,675	–	–	1,652,099,675
Convertible Bond	–	36,681,217	–	36,681,217
Floating Rate Loans
Aerospace/Defense	–	30,067,688	7,870,073	37,937,761
Electric: Generation	–	19,589,854	1,857,909	21,447,763
Investments & Miscellaneous Financial Services	–	–	35,906,196	35,906,196
Personal & Household Products	–	68,334,622	235,156	68,569,778
Remaining Industries	–	1,336,880,183	–	1,336,880,183
Less Unfunded Commitments	–	(20,376,560)	–	(20,376,560)
Foreign Government Obligations	–	520,306,092	–	520,306,092
High Yield Corporate Bonds
Banking	–	974,956,735	2,250	974,958,985
Metals/Mining (Excluding Steel)	–	439,908,287	19	439,908,306
Telecommunications: Wireline Integrated & Services	–	366,913,098	1,500	366,914,598
Remaining Industries	–	13,481,506,028	–	13,481,506,028
Municipal Bonds	–	699,440,468	–	699,440,468
Non-Agency Commercial
Mortgage-Backed Securities	–	843,378,438	48,607,726	891,986,164
Preferred Stocks	–	–	11,668,975	11,668,975
Warrant	–	–	–	–
Short-Term Investments
Repurchase Agreement	–	391,491,738	–	391,491,738
Money Market Fund	9,015,384	–	–	9,015,384
Time Deposit	–	1,001,711	–	1,001,711
Total	$1,931,503,973	$20,406,377,199	$119,608,729	$22,457,489,901

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,196,604	$–	$4,196,604
Liabilities	–	(6,642,137)	–	(6,642,137)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(4,232,108)	–	(4,232,108)
Forward Foreign Currency Exchange Contracts
Assets	–	10,228,769	–	10,228,769
Liabilities	–	(77,167)	–	(77,167)
Futures Contracts
Assets	87,665,199	–	–	87,665,199
Liabilities	(8,596,844)	–	–	(8,596,844)
Total	$79,068,355	$3,473,961	$–	$82,542,316

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	49

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent

50

Notes to Schedule of Investments (unaudited)(continued)

buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on

51

Notes to Schedule of Investments (unaudited)(concluded)

the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the period ended March 31, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$ 9,765,537	$ 10,017,095

52

QPHR-BOND-1Q

(3/21)